Transactions with Related Parties	6 Months Ended
Jun. 30, 2014
TRANSACTIONS WITH RELATED PARTIES [Abstract]
TRANSACTIONS WITH RELATED PARTIES
NOTE 8: TRANSACTIONS WITH RELATED PARTIES

Office rent: The Company has entered into lease agreements with Goldland Ktimatiki-Ikodomiki-Touristiki Xenodohiaki Anonimos Eteria and Emerald Ktimatiki-Ikodomiki Touristiki Xenodohiaki Anonimos Eteria, both of which are Greek corporations that are currently majority-owned by Angeliki Frangou, Navios Holdings' Chairman and Chief Executive Officer. The lease agreements provide for the leasing of facilities located in Piraeus, Greece to house the operations of most of the Company's subsidiaries. The total annual lease payments are in the aggregate €943 (approximately $1,292) and the lease agreements expire in 2017 and 2019. These payments are subject to annual adjustments, which are based on the inflation rate prevailing in Greece as reported by the Greek State at the end of each year.
Purchase of services: The Company utilizes its affiliate company, Acropolis, as a broker. Commissions charged from Acropolis for the three month periods ended June 30, 2014 and 2013 were $0 and $30, respectively, and for the six month periods ended June 30, 2014 and 2013 were $0 and $40, respectively. During both the three and the six month periods ended June 30, 2014 and 2013, the Company received dividends of $271 and $0, respectively. Included in the trade accounts payable at both June 30, 2014 and December 31, 2013 was an amount of $76, which was due to Acropolis.
Vessels charter hire: In February 2012, the Company chartered in from Navios Partners the Navios Apollon, a 2000-built Ultra-Handymax vessel. The term of this charter was approximately two years at a net daily rate of $12.5 for the first year and $13.5 for the second year, plus 50/50 profit sharing based on actual earnings. In January 2014, the Company extended this charter for approximately six months at a net daily rate of $13.5 plus 50/50 profit sharing based on actual earnings.
In May 2012, the Company chartered in from Navios Partners the Navios Prosperity, a 2007-built Panamax vessel. The term of this charter was approximately one year with two six-month extension options granted to the Company, at a net daily rate of $12.0 plus profit sharing. In April 2014, the Company extended this charter for approximately one year. The owners will receive 100% of the first $1.5 in profits above the base rate, and thereafter all profits will be split 50/50 to each party.
In September 2012, the Company chartered in from Navios Partners the Navios Libra, a 1995-built Panamax vessel. The term of this charter is approximately three years at a net daily rate of $12.0 plus 50/50 profit sharing based on actual earnings.
In May 2013, the Company chartered in from Navios Partners the Navios Felicity, a 1997-built Panamax vessel. The term of this charter is approximately one year with two six-month extension options granted to the Company, at a net daily rate of $12.0 plus profit sharing. The owners will receive 100% of the first $1.5 in profits above the base rate, and thereafter all profits will be split 50/50 to each party. In February 2014, the Company exercised its first option to extend this charter for six months, and in August 2014, the Company exercised its second option to extend this charter for additional six months.
In May 2013, the Company chartered in from Navios Partners the Navios Aldebaran, a 2008-built Panamax vessel, for six months with a six-month extension option. In December 2013, the Company exercised its option to extend this charter. The extended term of this charter is approximately six months at a net daily rate of $11.0 plus profit sharing. The owners will receive 100% of the first $2.5 in profits above the base rate, and thereafter all profits will be split 50/50 to each party. The charter-in contract was completed in July 2014.
In July 2013, the Company chartered in from Navios Partners the Navios Hope, a 2005-built Panamax vessel. The term of this charter is approximately one year at a net daily rate of $10.0. In December 2013, the Company extended this charter for approximately another six months at a net daily rate of $10.0 plus 50/50 profit sharing based on actual earnings.
In July 2013, the Company chartered in from Navios Partners the Navios Melodia, a 2010-built Capesize vessel for a net daily rate of $15.0. The charter-in contract was completed in October 2013.
In July 2013, the Company chartered in from Navios Partners the Navios Pollux, a 2009-built Capesize vessel, under a voyage charter which was completed in August 2013.
Total charter hire expense for all vessels for the three month periods ended June 30, 2014 and 2013 were $6,416 and $4,366, respectively, and for the six month periods ended June 30, 2014 and 2013 were $12,761 and $7,697, respectively, and were included in the statement of comprehensive income under “Time charter, voyage and logistics business expenses”.

Management fees: Navios Holdings provides commercial and technical management services to Navios Partners' vessels for a daily fixed fee of: (i) $4.0 daily rate per Ultra-Handymax vessel; (ii) $4.1 daily rate per Panamax vessel; (iii) $5.1 daily rate per Capesize vessel effective from January 1, 2014 through December 31, 2015; and (iv) $6.5 daily rate per Container vessel effective from delivery through December 31, 2015. Drydocking expenses under this agreement will be reimbursed by Navios Partners at cost at occurrence. Total management fees for the three month periods ended June 30, 2014 and 2013 amounted to $12,240 and $8,585, respectively, and for the six month periods ended June 30, 2014 and 2013 amounted to $24,244 and $17,077, respectively.

Pursuant to its Management Agreement dated May 28, 2010, as amended on May 4, 2012, Navios Holdings provides commercial and technical management services to Navios Acquisition's vessels for a daily fee of $6.0 per owned MR2 product tanker and chemical tanker vessel, $7.0 per owned LR1 product tanker vessel and $10.0 per owned VLCC vessel. This daily fee covers all of the vessels' operating expenses, other than certain fees and costs. Actual operating costs and expenses will be determined in a manner consistent with how the initial fixed fees were determined. Drydocking expenses will be fixed under this agreement for up to $300 per vessel and will be reimbursed at cost for VLCC vessels.

 In May 2014, Navios Holdings extended the duration of its existing Management Agreement with Navios Acquisition until May 2020 and fixed the fees for ship management services of Navios Acquisition owned fleet for two additional years through May 2016 at current rates for product tanker and chemical tanker vessels, being $6.0 daily rate per MR2 product tanker and chemical tanker vessel, $7.0 daily rate per LR1 product tanker vessel and reduced the daily rate to $9.5 per VLCC vessel.  Drydocking expenses under this agreement will be reimbursed at cost at occurrence for all vessels.

Effective March 30, 2012, Navios Acquisition can, upon request to Navios Holdings, partially or fully defer the reimbursement of drydocking and other extraordinary fees and expenses under the Management Agreement to a later date, but not later than January 5, 2016, and if reimbursed on a later date, such amounts will bear interest at a rate of 1% per annum over LIBOR. Commencing September 28, 2012, Navios Acquisition could, upon request, reimburse Navios Holdings partially or fully for any fixed management fees outstanding for a period of not more than nine months under the Management Agreement at a later date, but not later than December 31, 2014, and if reimbursed on a later date, such amounts will bear interest at a rate of 1% per annum over LIBOR. Total management fees for the three month periods ended June 30, 2014 and 2013 amounted to $23,787 and $15,826, respectively, and for the six month periods ended June 30, 2014 and 2013 amounted to $46,087 and $29,924, respectively.

Pursuant to a management agreement dated December 13, 2013, Navios Holdings provides commercial and technical management services to Navios Europe's tanker and container vessels. The term of this agreement is for a period of six years. Management fees under this agreement will be reimbursed at cost at occurrence. Total management fees for the three month periods ended June 30, 2014 and 2013 amounted to $4,861 and $0, respectively, and for the six month periods ended June 30, 2014 and 2013 amounted to $9,299 and $0, respectively.

Navios Partners Guarantee: In November 2012 (as amended to update for charters in March 2014), the Company entered into an agreement with Navios Partners that provided Navios Partners with guarantees against counterparty default on certain existing charters (the “Navios Partners Guarantee”). The Navios Partners Guarantee provided Navios Partners with guarantees against counterparty default on certain existing charters, which had previously been covered by the charter insurance for the same vessels, same periods and same amounts. The Navios Partners Guarantee provides for a maximum possible payout of $20,000 by the Company to Navios Partners. Premiums that are calculated on the same basis as the restructured charter insurance are included in the management fee that is paid by Navios Partners to Navios Holdings pursuant to the management agreement. As of June 30, 2014, no claims had been submitted to Navios Holdings.

General & administrative expenses: Navios Holdings provides administrative services to Navios Partners. Such services include: bookkeeping, audit and accounting services, legal and insurance services, administrative and clerical services, banking and financial services, advisory services, client and investor relations and other services. Navios Holdings is reimbursed for reasonable costs and expenses incurred in connection with the provision of these services. Total general and administrative fees charged for the three month periods ended June 30, 2014 and 2013 amounted to $1,500 and $1,050, respectively, and for the six month periods ended June 30, 2014 and 2013 amounted to $2,986 and $2,100, respectively.

On May 28, 2010, Navios Acquisition entered into an administrative services agreement with Navios Holdings, pursuant to which Navios Holdings provides office space and certain administrative management services to Navios Acquisition which include: bookkeeping, audit and accounting services, legal and insurance services, administrative and clerical services, banking and financial services, advisory services, client and investor relations and other. In May 2014, Navios Acquisition extended the duration of its existing Administrative Services Agreement with Navios Holdings, until May 2020 pursuant to its existing terms. Navios Holdings is reimbursed for reasonable costs and expenses incurred in connection with the provision of these services. Total general and administrative fees charged for the three month periods ended June 30, 2014 and 2013 amounted to $1,803 and $755, respectively, and for the six month periods ended June 30, 2014 and 2013 amounted to $3,498 and $1,414, respectively.

On April 12, 2011, Navios Holdings entered into an administrative services agreement with Navios Logistics for a term of five years, pursuant to which Navios Holdings will provide certain administrative management services to Navios Logistics. Such services include bookkeeping, audit and accounting services, legal and insurance services, administrative and clerical services, banking and financial services, advisory services, client and investor relations and other. Navios Holdings is reimbursed for reasonable costs and expenses incurred in connection with the provision of these services. Total general and administrative fees charged for both the three month periods ended June 30, 2014 and 2013 amounted to $190, and for the six month periods ended June 30, 2014 and 2013 amounted to $380 and $360, respectively. The general and administrative fees have been eliminated upon consolidation.

Pursuant to a management agreement dated December 13, 2013, Navios Holdings provides administrative services to Navios Europe's tanker and container vessels. Such services include: bookkeeping, audit and accounting services, legal and insurance services, administrative and clerical services, banking and financial services, advisory services, client and investor relations and other services. The term of this agreement is for a period of six years. Navios Holdings is reimbursed for reasonable costs and expenses incurred in connection with the provision of these services. Total general and administrative fees charged for the three month periods ended June 30, 2014 and 2013 amounted to $199 and $0, respectively, and for the six month periods ended June 30, 2014 and 2013 amounted to $397 and $0, respectively.

Balance due from affiliates (excluding Navios Europe): Balance due from affiliates as of June 30, 2014 amounted to $21,181 (December 31, 2013: $12,064) which included the current amounts due from Navios Partners and Navios Acquisition, which were $3,265 (December 31, 2013: $390) and $10,749 (December 31, 2013: $6,530), respectively, and the non-current amount of $7,167 (December 31, 2013: $5,144) due from Navios Acquisition. The balances mainly consisted of management fees, administrative fees, drydocking and other expenses and other amounts payable.

Omnibus agreements: Navios Holdings has entered into an omnibus agreement with Navios Partners (the “Partners Omnibus Agreement”) in connection with the closing of Navios Partners' IPO governing, among other things, when Navios Holdings and Navios Partners may compete against each other as well as rights of first offer on certain drybulk carriers. Pursuant to the Partners Omnibus Agreement, Navios Partners generally agreed not to acquire or own Panamax or Capesize drybulk carriers under time charters of three or more years without the consent of an independent committee of Navios Partners. In addition, Navios Holdings has agreed to offer to Navios Partners the opportunity to purchase vessels from Navios Holdings when such vessels are fixed under time charters of three or more years.

Navios Acquisition entered into an omnibus agreement (the “Acquisition Omnibus Agreement”) with Navios Holdings and Navios Partners in connection with the closing of Navios Acquisition's initial vessel acquisition, pursuant to which, among other things, Navios Holdings and Navios Partners agreed not to acquire, charter-in or own liquid shipment vessels, except for container vessels and vessels that are primarily employed in operations in South America, without the consent of an independent committee of Navios Acquisition. In addition, Navios Acquisition, under the Acquisition Omnibus Agreement, agreed to cause its subsidiaries not to acquire, own, operate or charter drybulk carriers subject to specific exceptions. Under the Acquisition Omnibus Agreement, Navios Acquisition and its subsidiaries granted to Navios Holdings and Navios Partners, a right of first offer on any proposed sale, transfer or other disposition of any of its drybulk carriers and related charters owned or acquired by Navios Acquisition. Likewise, Navios Holdings and Navios Partners agreed to grant a similar right of first offer to Navios Acquisition for any liquid shipment vessels it might own. These rights of first offer will not apply to a (i) sale, transfer or other disposition of vessels between any affiliated subsidiaries, or pursuant to the terms of any charter or other agreement with a counterparty, or (ii) merger with or into, or sale of substantially all of the assets to, an unaffiliated third party.

Sale of Vessels and Sale of Rights to Navios Partners: Upon the sale of vessels to Navios Partners, Navios Holdings recognizes the gain immediately in earnings only to the extent of the interest in Navios Partners owned by third parties and defers recognition of the gain to the extent of its own ownership interest in Navios Partners (the “deferred gain”). Subsequently, the deferred gain is amortized to income over the remaining useful life of the vessel. The recognition of the deferred gain is accelerated in the event that (i) the vessel is subsequently sold or otherwise disposed of by Navios Partners or (ii) the Company's ownership interest in Navios Partners is reduced. In connection with the public offerings of common units by Navios Partners, a pro rata portion of the deferred gain is released to income upon dilution of the Company's ownership interest in Navios Partners. As of June 30, 2014 and December 31, 2013, the unamortized deferred gain for all vessels and rights sold totaled $17,770 and $21,578, respectively, and for the three month periods ended June 30, 2014 and 2013, Navios Holdings recognized $735 and $1,370, respectively, of the deferred gain in “Equity in net earnings of affiliated companies”. For the six months ended June 30, 2014 and 2013, Navios Holdings recognized $3,808 and $4,071, respectively, of the deferred gain in “Equity in net earnings of affiliated companies”.
The Navios Holdings Credit Facility: Navios Acquisition entered into a $40,000 credit facility with Navios Holdings in 2010 which was amended in 2010 and 2011. The facility is available for multiple drawings up to a limit of $40,000, has a margin of LIBOR plus 300 basis points and matures in December 2014. As of June 30, 2014, the outstanding amount under this facility was $0 (December 31, 2013: $0).

Balance due from Navios Europe: Current balance due from Navios Europe as of June 30, 2014, amounted to $5,173 (December 31, 2013: $1,407) and mainly consists of management fees and other expenses.

Navios Holdings, Navios Acquisition and Navios Partners will make available to Navios Europe (in each case, in proportion to their ownership interests in Navios Europe) revolving loans up to $24,100 to fund working capital requirements (collectively, the “Navios Revolving Loans”).

The Navios Revolving Loans earn a 12.7% preferred distribution and are repaid from free cash flow (as defined in the loan agreement) to the fullest extent possible at the end of each quarter. There are no covenant requirements or stated maturity dates.

As of June 30, 2014, Navios Holdings' portion of the investment in Navios Europe is $4,903 (December 31, 2013: $4,750), under the caption “Investment in affiliates” and the outstanding amount relating to the Navios Revolving Loans capital is $5,491 (December 31, 2013: $2,660), under the caption “Loan receivable from affiliate companies.” As of June 30, 2014, the amount undrawn from the revolving facility was $12,540, of which Navios Holdings is committed to fund $5,957.